General and administrative expenses	12 Months Ended
Dec. 31, 2025
Disclosure of general and administrative expenses [Abstract]
General and administrative expenses
Note 7 – General and administrative expenses

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	20,950	17,397	16,598	6,568
Professional services	1,912	2,675	2,471	599
Office maintenance	1,505	1,764	1,667	472
Depreciation and amortization	1,935	1,751	1,465	607
Vehicles	467	634	507	146
Share based payment expense	1,268	295	604	398
Communication	67	74	94	21
Bad and doubtful debts	(643)	(426)	(46)	(202)
Other	1,306	2,001	2,750	409
	28,767	26,165	26,110	9,018